Derivatives - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Own credit risk	R$ 19	R$ 0
Government securities
Disclosure of financial assets [line items]
Total value of margins pledged in guarantee	R$ 22,662	R$ 24,254